F. LEASES (Details - Operating lease) $ in Thousands	Jun. 25, 2017 USD ($)
Operating Leases
2018	$ 2,485
2019	2,246
2020	2,272
2021	2,347
2022	2,258
Thereafter	6,381
Total	$ 17,989